SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Loans held for sale, Carrying Value	$ 100,000
Amortization of Mortgage Servicing Rights (MSRs)	14,000	$ 14,000
Proceeds from Sale of Mortgage Servicing Rights (MSR)	11,900,000	13,000,000
Loan Sold Under Fhlb Program	599,000
Average Loan Serviced	12,300,000
Bank Servicing Fees	$ 20,000	35,000
Mortgage Loans on Real Estate, Periodic Payment Terms	30
Mortgage Loans On Real Estate Borrowing Capacity Percentage	95.00%
Loans And Leases Receivable Consumer Home Equity Borrowing Capacity Percentage	80.00%
Deferred Compensation Arrangement with Individual, Compensation Expense	$ 15,000	2,000
Employee Stock Ownership Plan (ESOP), Debt Structure, Direct Loan, Amount	1,600,000	1,800,000
Employee Stock Ownership Plan (Esop), Compensation Expense	$ 154,000	$ 155,000
Employee Stock Ownership Plan (ESOP), Number of Suspense Shares	122,311	140,987
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	$ 280,000	$ 280,000
SEC Schedule III, Real Estate, Gross	540,000	1,200,000
SEC Schedule III, Real Estate, Write-down or Reserve, Amount	87,000	101,000
Additional Collateral, Aggregate Fair Value		0
Other Real Estate, Valuation Adjustments	87,000	101,000
Deferred Compensation Liability, Current and Noncurrent	$ 177,000	$ 206,000
Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	421,216
Equity Incentive Plan [Member] | Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	168,486
Employee Stock Ownership Plan [Member]
Employee Stock Ownership Plan (ESOP), Number of Suspense Shares	73,266	73,266
First Federal of Hazard [Member]
Defined Benefit Plan, Funded Percentage		108.50%
First Federal of Frankfort [Member]
Defined Benefit Plan, Funded Percentage		111.90%
Pentegra Db Plan [Member]
Multiemployer Plans, Plan Contributions		$ 190,800,000	$ 136,500,000
Multiemployer Plans, Collective-Bargaining Arrangement, Percentage of Contributions	5.00%	5.00%
Pension and Other Postretirement Benefit Expense, Total	$ 227,000	$ 876,000
Employee Stock Ownership Plan (Esop), Compensation Expense	$ 154,000	156,000
Multiemployer Plan Number	333
Multi Family and Nonresidential Loans [Member]
Mortgage Loans on Real Estate, Periodic Payment Terms	25
Mortgage Loans On Real Estate Borrowing Capacity Percentage	80.00%
Loans To Qualified Borrowers [Member]
Loans And Leases Receivable Consumer Home Equity Borrowing Capacity Percentage	90.00%
Loans Secured By Savings [Member]
Loans And Leases Receivable Consumer Home Equity Borrowing Capacity Percentage	90.00%
Securities Pledged as Collateral [Member]
Impaired Financing Receivable, Recorded Investment, Total			200,000
Impaired Financing Receivable, Related Allowance			$ 14,000
Mortgage Servicing Rights [Member]
Disposal Group, Including Discontinued Operation, Mortgage Loans	$ 96,000	$ 104,000
First Mortgage [Member]
Mortgage Loans On Real Estate Alternate Borrowing Capacity Percentage	90.00%
Second Mortgage [Member]
Loans And Leases Receivable Consumer Home Equity Borrowing Capacity Percentage	10.00%
Construction Loans [Member]
Mortgage Loans On Real Estate Alternate Borrowing Capacity Percentage	80.00%